Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands		Ordinary Shares		Additional paid-in-capital	Retained earnings (Accumulated deficit)	Total
Balance at Dec. 31, 2020				$ 287	$ 63	$ 350
Balance (in Shares) at Dec. 31, 2020	[1]	413,304
Net loss					(1,540)	(1,540)
Share-based compensation to service provider				75		75
Issuance of ordinary shares				1,250		1,250
Share-based compensation				60		60
Transactions with shareholders				1,058		1,058
Balance at Dec. 31, 2021				2,730	(1,477)	1,253
Balance (in Shares) at Dec. 31, 2021	[1]	413,304
Net loss					(2,201)	(2,201)
Debt extinguishment of shareholders’ loans (Note 11)				769		769
Issuance of ordinary shares upon initial public offering, net of issuance costs (Note 13)				6,194		6,194
Issuance of ordinary shares upon initial public offering, net of issuance costs (Note 13) (in Shares)	[1]	557,774
Issuance of warrants to third party upon initial public offering (Note 13)				26		26
Conversion of shareholder loans (Note 11)				3,461		3,461
Conversion of shareholder loans (Note 11) (in Shares)	[1]	209,089
Reclassification of derivative warrant liabilities to equity (Note 10)				3,319		3,319
Balance at Dec. 31, 2022				16,499	(3,678)	$ 12,821
Balance (in Shares) at Dec. 31, 2022		1,153,461	[1]			1,153,461	[2]
Net loss					(4,598)	$ (4,598)
Issuance of ordinary shares to SciSparc Ltd. (Note 7)				288		288
Issuance of ordinary shares to SciSparc Ltd. (Note 7) (in Shares)	[1]	35,345
Balance at Dec. 31, 2023				$ 16,787	$ (8,276)	$ 8,511
Balance (in Shares) at Dec. 31, 2023		1,215,512	[1]			1,215,512	[2]

[1]	Share and per share data in these consolidated financial statements have been retroactively adjusted to reflect the reverse share split effected in November 2023. See Note 13.
[2]	Share and per share data in these consolidated financial statements have been retroactively adjusted to reflect the reverse share split effected in November 2023. See Note 13.